MAINSTAY FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

June 28, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: MainStay Funds Trust
Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

On June 28, 2021, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay ESG Multi-Asset Allocation Fund (the “Fund”), a series of MainStay Funds Trust (the “Trust”), and filed on Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 172 under the Investment Company Act of 1940, as amended.

The purpose of this Amendment is to add the Fund as a series of the Trust. No fee is required in connection with this filing. Please direct any questions concerning the registration statement to the undersigned at (973) 610-0124 or thomas_humbert@nylim.com.

Sincerely,

/s/ Thomas C. Humbert, Jr.

Thomas C. Humbert, Jr.

Assistant Secretary